UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08081

Name of Fund: BlackRock MuniHoldings Fund, Inc. (MHD)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock MuniHoldings Fund, Inc., 55 East 52nd Street, New York, NY 10055.

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 04/30/2010

Date of reporting period: 01/31/2010

Item 1 – Schedule of Investments

Schedule of Investments January 31, 2010 (Unaudited)	BlackRock MuniHoldings Fund, Inc. (MHD)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Alabama — 2.7%
Camden IDB Alabama, RB, Weyerhaeuser Co. Project, Series A, 6.13%, 12/01/13 (a)	$1,750	$2,041,025
County of Jefferson Alabama, RB, Series A, 5.00%, 1/01/24	4,550	3,686,364

		5,727,389

Arizona — 5.4%
County of Pinal Arizona, COP, 5.00%, 12/01/29	975	956,894
Maricopa County IDA Arizona, RB, Arizona Charter Schools Project, Series A, 6.75%, 7/01/29	2,200	1,504,162
Phoenix IDA Arizona, Refunding RB, America West Airlines Inc. Project, AMT, 6.30%, 4/01/23	2,215	1,478,756
Pima County IDA, Refunding IDRB, Tucson Electric Power, 5.75%, 9/01/29	770	777,892
Salt River Project Agricultural Improvement & Power District, RB, Series A, 5.00%, 1/01/38	1,370	1,409,661
Salt Verde Financial Corp., RB, Senior, 5.00%, 12/01/32	3,505	3,079,879
Salt Verde Financial Corp., RB, Senior, 5.00%, 12/01/37	2,360	2,008,549
Show Low Improvement District, Special Assessment Bonds, District No. 5, 6.38%, 1/01/15	305	305,458

		11,521,251

California — 16.4%
Agua Caliente Band of Cahuilla Indians, RB, 5.60%, 7/01/13	580	568,406
California Health Facilities Financing Authority, RB, Cedars-Sinai Medical Center, 5.00%, 8/15/39	1,020	941,725

Municipal Bonds	Par (000)	Value

California (continued)
California Health Facilities Financing Authority, Refunding RB, St. Joseph Health System, Series A, 5.75%, 7/01/39	$1,530	$1,575,900
California State Public Works Board, RB, Department of Corrections, Series C, 5.25%, 6/01/28	2,420	2,281,164
California State Public Works Board, RB, Various Capital Projects, Sub-Series I-1, 6.38%, 11/01/34	820	833,587
California Statewide Communities Development Authority, RB, Health Facility, Memorial Health Services, Series A, 6.00%, 10/01/23	3,870	4,011,758
California Statewide Communities Development Authority, RB, John Muir Health, 5.13%, 7/01/39	1,510	1,434,153
Los Angeles Department of Airports, RB, Series A, 5.25%, 5/15/39	555	556,332
Montebello Unified School District California, GO, CAB (NPFGC) 5.62%, 8/01/22 (b)	2,405	1,152,885
Montebello Unified School District California, GO, CAB (NPFGC) 5.61%, 8/01/23 (b)	2,455	1,093,040
San Diego Unified School District California, GO, CAB, Election of 2008, Series A, 6.06%, 7/01/29 (b)	3,475	1,154,464
San Francisco City & County Public Utilities Commission, RB, Series B, 5.00%, 11/01/39	6,600	6,732,330
State of California, GO, Various Purpose, 5.00%, 6/01/32	1,755	1,598,682
State of California, GO, Various Purpose, 6.50%, 4/01/33	8,370	8,940,918

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

ACA	American Capital Access Corp.
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
CAB	Capital Appreciation Bonds
CIFG	CDC IXIS Financial Guaranty
COP	Certificates of Participation
EDA	Economic Development Authority
EDC	Economic Development Corp.
FHA	Federal Housing Administration
GNMA	Government National Mortgage Association
GO	General Obligation Bonds
HDA	Housing Development Authority
HFA	Housing Finance Agency
HRB	Housing Revenue Bonds
HUD	U.S. Department of Housing and Urban Development
IDA	Industrial Development Authority
IDB	Industrial Development Board
IDRB	Industrial Development Revenue Bonds
NPFGC	National Public Finance Guaranty Corp.
M/F	Multi-Family
RB	Revenue Bonds

BlackRock MuniHoldings Fund, Inc.	January 31, 2010	1

Schedule of Investments (continued)	BlackRock MuniHoldings Fund, Inc. (MHD)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

California (concluded)
Tustin Unified School District California, Special Tax Bonds, Senior Lien, Community Facilities District 97-1, Series A (AGM) 5.00%, 9/01/32	$1,985	$1,963,721

		34,839,065

Colorado — 2.8%
Elk Valley Public Improvement Corp., RB, Public Improvement Fee, Series A, 7.35%, 9/01/31	2,645	2,413,695
Platte River Power Authority Colorado, RB, Series HH, 5.00%, 6/01/27	870	931,596
Platte River Power Authority Colorado, RB, Series HH, 5.00%, 6/01/28	395	420,754
Plaza Metropolitan District No. 1 Colorado, Tax Allocation Bonds, Subordinate Public Improvement Fee, Tax Increment, 8.13%, 12/01/25	1,000	937,870
University of Colorado, RB, Series A, 5.38%, 6/01/38	1,250	1,316,000

		6,019,915

Connecticut — 1.2%
Connecticut State Development Authority, RB, AFCO Cargo BDL LLC Project, AMT 8.00%, 4/01/30	2,735	2,498,505

District of Columbia — 2.2%
Metropolitan Washington Airports Authority, RB, CAB, Second Senior Lien, Series B (AGC) 7.10%, 10/01/35 (b)	13,485	2,629,710
Metropolitan Washington Airports Authority, RB, First Senior Lien, Series A, 5.00%, 10/01/39	505	510,368
Metropolitan Washington Airports Authority, RB, First Senior Lien, Series A, 5.25%, 10/01/44	1,470	1,513

		4,653,796

Florida — 7.1%
City of Clearwater Florida, RB, Series A, 5.25%, 12/01/39	1,195	1,224,445
County of Broward Florida, RB, Series A, 5.25%, 10/01/34	750	773,662
County of Miami-Dade Florida, RB, CAB, Sub-Series A (NPFGC) 5.24%, 10/01/37 (b)	2,340	342,787
County of Miami-Dade Florida, RB, Miami International Airport, Series A, AMT (AGC), 5.25%, 10/01/38	1,795	1,768,685
County of Miami-Dade, Florida, Refunding RB, Miami International Airport, Series A-1, 5.38%, 10/01/41	810	802,021
Greater Orlando Aviation Authority Florida, RB, Special Purpose, JetBlue Airways Corp., AMT, 6.50%, 11/15/36	2,095	1,817,643

Municipal Bonds	Par (000)	Value

Florida (concluded)
Hillsborough County IDA, RB, H. Lee Moffitt Cancer Center Project, Series A, 5.25%, 7/01/37	$3,190	$2,938,118
Hillsborough County IDA, RB, National Gypsum Co., Series B, AMT 7.13%, 4/01/30	1,900	1,463,057
Midtown Miami Community Development District, Special Assessment Bonds, Series B, 6.50%, 5/01/37	2,495	2,189,787
Palm Coast Park Community Development District, Special Assessment Bonds, 5.70%, 5/01/37	695	405,386
Preserve at Wilderness Lake Community Development District, Special Assessment Bonds, Series A, 5.90%, 5/01/34	1,560	1,285,331

		15,010,922

Georgia — 3.0%
City of Atlanta Georgia, Tax Allocation Bonds, Refunding, Atlantic Station Project, (AGC) 5.25%, 12/01/20	625	665,962
City of Atlanta Georgia, Tax Allocation Bonds, Refunding, Atlantic Station Project, (AGC) 5.25%, 12/01/21	1,950	2,065,674
City of Atlanta Georgia, Tax Allocation Bonds, Refunding, Atlantic Station Project, (AGC) 5.25%, 12/01/22	450	472,392
De Kalb Private Hospital Authority, Refunding RB, Children's Healthcare, 5.25%, 11/15/39	585	587,621
Metropolitan Atlanta Rapid Transit Authority, RB, Third Series, 5.00%, 7/01/39	2,410	2,494,133

		6,285,782

Guam — 1.0%
Territory of Guam, GO, Series A, 6.00%, 11/15/19	440	446,855
Territory of Guam, GO, Series A, 6.75%, 11/15/29	770	797,451
Territory of Guam, GO, Series A, 7.00%, 11/15/39	800	820,968

		2,065,274

Illinois — 3.1%
City of Chicago Illinois, Special Assessment Bonds, Lake Shore East, 6.75%, 12/01/32	1,200	1,100,952
Illinois Finance Authority, RB, Monarch Landing Inc. Facility, Series A, 7.00%, 12/01/37 (c) (d)	1,010	323,200
Illinois Finance Authority, Refunding RB, Central DuPage Health, Series B, 5.50%, 11/01/39	1,115	1,151,449
Illinois HDA, RB, Homeowner Mortgage, Sub-Series C2, AMT 5.35%, 2/01/27	3,555	3,578,392

2	BlackRock MuniHoldings Fund, Inc.	January 31, 2010

Schedule of Investments (continued)	BlackRock MuniHoldings Fund, Inc. (MHD)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Illinois (concluded)
State of Illinois, RB, Build Illinois, Series B, 5.25%, 6/15/34	$440	$453,447

		6,607,440

Indiana — 3.6%
County of St. Joseph Indiana, Refunding RB, Notre Dame du Lac Project, 5.00%, 3/01/36	1,570	1,650,934
Indiana Finance Authority, RB, Sisters of St. Francis Health, 5.25%, 11/01/39	585	591,628
Indiana Finance Authority, Refunding RB, Duke Energy Indiana Inc., Series C, 4.95%, 10/01/40	2,335	2,264,623
Indiana Finance Authority, Refunding RB, Parkview Health System, Series A, 5.75%, 5/01/31	2,300	2,352,762
Indiana Municipal Power Agency, RB, Indiana Municipal Power Agency, Series B, 6.00%, 1/01/39	775	826,181

		7,686,128

Kansas — 1.2%
Kansas Development Finance Authority, Refunding RB, Adventist Health, 5.75%, 11/15/38	2,465	2,606,590

Kentucky — 1.0%
Louisville & Jefferson County Metropolitan Sewer District Kentucky, RB, Series A (NPFGC), 5.50%, 5/15/34	2,000	2,095,520

Louisiana — 3.4%
East Baton Rouge Sewerage Commission, RB, Series A, 5.25%, 2/01/39	570	586,057
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Westlake Chemical Corp. Projects, 6.75%, 11/01/32	3,500	3,609,270
Louisiana Public Facilities Authority, RB, Black & Gold Facilities Project, Series A (CIFG), 5.00%, 7/01/39	3,635	3,078,154

		7,273,481

Maine — 0.5%
Maine Health & Higher Educational Facilities Authority, RB, Series A, 5.00%, 7/01/39	1,080	1,083,985

Maryland — 1.1%
Maryland EDC, RB, Transportation Facilities Project, Series A, 5.75%, 6/01/35	300	303,000
Maryland State Energy Financing Administration, RB, Cogeneration, AES Warrior Run, AMT 7.40%, 9/01/19	1,970	1,970,453

		2,273,453

Municipal Bonds	Par (000)	Value

Massachusetts — 2.5%
Massachusetts Development Finance Agency, Refunding RB, Boston University, Series P, 5.45%, 5/15/59	$1,165	$1,188,300
Massachusetts HFA, RB, M/F Housing, Series A, AMT 5.25%, 12/01/48	2,900	2,806,997
Massachusetts Health & Educational Facilities Authority, Refunding RB, Partners Healthcare, Series J1, 5.00%, 7/01/39	1,255	1,259,631

		5,254,928

Michigan — 3.3%
City of Detroit Michigan, RB, Senior Lien, Series B (AGM), 7.50%, 7/01/33	635	753,618
Flint Hospital Building Authority Michigan, Refunding RB, Hurley Medical Center (ACA), 6.00%, 7/01/20	1,310	1,219,623
Michigan State Hospital Finance Authority, Refunding RB, Hospital, Henry Ford Health, 5.75%, 11/15/39	2,105	2,054,964
Michigan Strategic Fund, Refunding RB, Detroit Edison Co., Pollution, Series B, AMT 5.65%, 9/01/29	3,000	3,002,070

		7,030,275

Minnesota — 1.1%
City of Minneapolis Minnesota, Refunding RB, Fairview Health Services, Series A, 6.75%, 11/15/32	2,135	2,369,167

Mississippi — 1.3%
Mississippi Development Bank Special Obligation, Refunding RB, Gulfport Water & Sewer System Project, (AGM) 5.25%, 7/01/17	1,000	1,122,700
Mississippi Development Bank Special Obligation, Refunding RB, Gulfport Water & Sewer System Project, (AGM) 5.25%, 7/01/19	785	862,628
University of Southern Mississippi, RB, Campus Facilities Improvements Project, 5.38%, 9/01/36	675	713,023

		2,698,351

New Hampshire — 1.5%
New Hampshire Health & Education Facilities Authority, Refunding RB, Dartmouth-Hitchcock, 6.00%, 8/01/38	3,035	3,171,302

New Jersey — 5.9%
New Jersey EDA, RB, Cigarette Tax, 5.75%, 6/15/29	5,385	5,285,970
New Jersey EDA, RB, Continental Airlines Inc. Project, AMT 6.63%, 9/15/12	1,000	984,240
New Jersey EDA, RB, Continental Airlines Inc. Project, AMT 6.25%, 9/15/29	2,950	2,576,618

BlackRock MuniHoldings Fund, Inc.	January 31, 2010	3

Schedule of Investments (continued)	BlackRock MuniHoldings Fund, Inc. (MHD)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

New Jersey (concluded)
New Jersey State Turnpike Authority, RB, Series C, (AGM) 5.00%, 1/01/30	$3,500	$3,634,260

		12,481,088

New York — 5.2%
Dutchess County Industrial Development Agency New York, Refunding RB, St. Francis Hospital, Series A, 7.50%, 3/01/29	1,100	1,081,300
Long Island Power Authority, Refunding RB, Series A, 5.75%, 4/01/39	1,450	1,569,016
Metropolitan Transportation Authority, Refunding RB, Series B, 5.00%, 11/15/34	1,740	1,799,821
New York City Industrial Development Agency, RB, Continental Airlines Inc. Project, AMT, 8.00%, 11/01/12	420	362,368
New York City Industrial Development Agency, RB, Continental Airlines Inc. Project, AMT, 8.38%, 11/01/16	725	545,004
New York City Industrial Development Agency, RB, Series C, 6.80%, 6/01/28	535	563,633
Tobacco Settlement Financing Corp. New York, RB, Asset-Backed, Series B-1C, 5.50%, 6/01/17	3,500	3,656,555
Tobacco Settlement Financing Corp. New York, RB, Asset-Backed, Series B-1C, 5.50%, 6/01/22	1,400	1,483,174

		11,060,871

North Carolina — 2.3%
City of Charlotte North Carolina, RB, Series B, 5.00%, 7/01/38	660	703,600
City of Charlotte North Carolina, RB, Series B, 4.50%, 7/01/39	640	637,907
North Carolina Eastern Municipal Power Agency, Refunding RB, Series B, 5.00%, 1/01/26	1,300	1,337,661
North Carolina Medical Care Commission, RB, Duke University Health System, Series A, 5.00%, 6/01/39	440	441,602
North Carolina Medical Care Commission, RB, Duke University Health System, Series A, 5.00%, 6/01/42	970	965,305
North Carolina Municipal Power Agency No. 1 Catawba, Refunding RB, Series A, 5.00%, 1/01/30	740	754,378

		4,840,453

Ohio — 0.9%
Buckeye Tobacco Settlement Financing Authority, RB, Asset-Backed, Senior Series A-2, 6.50%, 6/01/47	2,160	1,811,419

Municipal Bonds	Par (000)	Value

Pennsylvania — 9.7%
Bucks County IDA, RB, Ann's Choice Inc. Facility, Series A, 6.25%, 1/01/35	$1,700	$1,518,542
Montgomery County Higher Education & Health Authority, Refunding RB, Abington Memorial Hospital, Series A, 5.13%, 6/01/33	820	807,323
Pennsylvania Economic Development Financing Authority, RB, American Water Co. Project, 6.20%, 4/01/39	2,520	2,703,658
Pennsylvania Economic Development Financing Authority, RB, Aqua Pennsylvania Inc. Project, 5.00%, 11/15/40	1,315	1,314,908
Pennsylvania Economic Development Financing Authority, RB, National Gypsum Co., Series B, AMT, 6.13%, 11/01/27	3,500	2,438,135
Pennsylvania Turnpike Commission, RB, Sub-Series B, 5.25%, 6/01/39	4,775	4,816,733
Philadelphia Authority for Industrial Development, RB, Arbor House Inc. Project, Series E, 6.10%, 7/01/33	1,105	1,013,727
Philadelphia Authority for Industrial Development, RB, Commercial Development, AMT, 7.75%, 12/01/17	725	724,884
Philadelphia Authority for Industrial Development, RB, Saligman House Project, Series C (HUD), 6.10%, 7/01/33	1,245	1,142,163
Sayre Health Care Facilities Authority, RB, Guthrie Health Issue, Series B, 7.13%, 12/01/11 (a)	3,500	4,170,565

		20,650,638

Puerto Rico — 3.7%
Commonwealth of Puerto Rico, GO, Refunding, Public Improvement, Series C, 6.00%, 7/01/39	2,070	2,104,114
Puerto Rico Industrial Medical & Environmental Pollution Control Facilities Financing Authority, RB, Special Facilities, American Airlines, Series A, 6.45%, 12/01/25	2,060	1,565,456
Puerto Rico Sales Tax Financing Corp., RB, First Sub-Series A, 6.50%, 8/01/44	3,860	4,119,237

		7,788,807

South Dakota — 0.8%
South Dakota Health & Educational Facilities Authority, RB, Sanford Health, 5.00%, 11/01/40	1,710	1,647,500

Tennessee — 3.8%
Educational Funding of the South Inc., RB, Senior, Sub-Series B, AMT, 6.20%, 12/01/21	2,685	2,686,853

4	BlackRock MuniHoldings Fund, Inc.	January 31, 2010

Schedule of Investments (continued)	BlackRock MuniHoldings Fund, Inc. (MHD)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Tennessee (concluded)
Hardeman County Correctional Facilities Corp., Tennessee, RB, 7.75%, 8/01/17	$3,410	$3,192,374
Shelby County Health Educational & Housing Facilities Board, Refunding RB, Methodist Healthcare, 6.50%, 9/01/12 (a)	1,845	2,105,200

		7,984,427

Texas — 12.9%
Brazos River Authority, Refunding RB, TXU Electric Co. Project, Series C, AMT, 5.75%, 5/01/36	2,660	2,500,879
Brazos River Harbor Navigation District, Refunding RB, Dow Chemical Co. Project, Series A7, AMT, 6.63%, 5/15/33	3,655	3,708,546
City of Houston Texas, RB, Senior Lien, Series A, 5.50%, 7/01/39	1,070	1,136,575
Harris County Health Facilities Development Corp., Refunding RB, Memorial Hermann Healthcare System, B, 7.25%, 12/01/35	1,910	2,139,888
La Vernia Higher Education Finance Corp., RB, KIPP Inc., 6.38%, 8/15/44	820	835,506
Matagorda County Hospital District Texas, RB (FHA), 5.00%, 2/15/35	4,500	4,242,555
North Texas Tollway Authority, RB, Toll, Second Tier, Series F, 6.13%, 1/01/31	4,190	4,380,854
San Antonio Energy Acquisition Public Facility Corp., RB, Gas Supply, 5.50%, 8/01/23	2,425	2,509,245
San Antonio Energy Acquisition Public Facility Corp., RB, Gas Supply, 5.50%, 8/01/24	1,100	1,150,468
San Antonio Energy Acquisition Public Facility Corp., RB, Gas Supply, 5.50%, 8/01/25	1,120	1,170,053
Texas Department of Housing & Community Affairs, RB, Series A, AMT (GNMA), 5.70%, 1/01/33	705	737,578
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien, Note Mobility, 6.88%, 12/31/39	2,695	2,805,414

		27,317,561

Utah — 1.2%
City of Riverton Utah, RB, IHC Health Services Inc., 5.00%, 8/15/41	2,525	2,520,960

U.S. Virgin Islands — 1.7%
United States Virgin Islands, Refunding RB, Senior Secured, Hovensa Coker Project, AMT 6.50%, 7/01/21	3,460	3,499,063

Municipal Bonds	Par (000)	Value

Vermont — 1.1%
Vermont Educational & Health Buildings Financing Agency, RB, Developmental & Mental Health, Series A, 6.00%, 6/15/17	$2,370	$2,390,856

Virginia — 0.9%
Chesterfield County IDA, Refunding RB, Virginia Electric & Power Co., Series A, 5.88%, 6/01/17	1,150	1,192,757
Virginia Small Business Financing Authority, Refunding RB, Sentara Healthcare, 5.00%, 11/01/40	670	667,863

		1,860,620

Washington — 0.6%
Seattle Housing Authority Washington, HRB, Replacement Housing Projects, 6.13%, 12/01/32	1,305	1,170,167

Wisconsin — 3.8%
State of Wisconsin, Refunding RB, Series A, 6.00%, 5/01/36	4,980	5,547,969
Wisconsin Health & Educational Facilities Authority, RB, New Castle Place Project, Series A, 7.00%, 12/01/31	825	782,595
Wisconsin Health & Educational Facilities Authority, RB, SynergyHealth Inc., 6.00%, 11/15/32	1,755	1,803,982

		8,134,546

Wyoming — 0.1%
Wyoming Municipal Power Agency, RB, Series A, 5.00%, 1/01/42	210	203,167

Total Municipal Bonds – 120.0%		254,134,662

Municipal Bonds Transferred to Tender Option Bond Trusts (e)

California — 4.9%
Bay Area Toll Authority, Refunding RB, San Francisco Bay Area, Series F-1, 5.63%, 4/01/44	2,270	2,407,875
California Educational Facilities Authority, RB, University of Southern California, Series A, 5.25%, 10/01/18	1,845	1,947,397
Los Angeles Community College District, California, GO, Election of 2001, Series A (AGM), 5.00%, 8/01/32	1,620	1,637,156
San Diego Community College District California, GO, Election of 2002, 5.25%, 8/01/33	748	764,693
Sequoia Union High School District, California, GO, Election Series B (AGM), 5.50%, 7/01/35	3,494	3,606,597

		10,363,718

BlackRock MuniHoldings Fund, Inc.	January 31, 2010	5

Schedule of Investments (continued)	BlackRock MuniHoldings Fund, Inc. (MHD)
(Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond Trusts (e)	Par (000)	Value

Colorado — 2.7%
Colorado Health Facilities Authority, RB, Catholic Health, Series C7 (AGM), 5.00%, 9/01/36	$1,650	$1,623,682
Colorado Health Facilities Authority, RB, Catholic Health, Series C3 (AGM), 5.10%, 10/01/41	2,580	2,543,906
Colorado Health Facilities Authority, Refunding RB, Catholic Healthcare, Series A, 5.50%, 7/01/34	1,490	1,570,169

		5,737,757

Connecticut — 3.2%
Connecticut State Health & Educational Facility Authority, RB, Yale University, Series T1, 4.70%, 7/01/29	3,180	3,360,115
Connecticut State Health & Educational Facility Authority, RB, Yale University, Series X3, 4.85%, 7/01/37	3,270	3,408,452

		6,768,567

Georgia — 1.1%
Private Colleges & Universities Authority, RB, Emory University, Series C, 5.00%, 9/01/38	2,259	2,342,186

Massachusetts — 2.5%
Massachusetts School Building Authority, RB, Series A (AGM), 5.00%, 8/15/30	4,994	5,237,549

New Hampshire — 0.7%
New Hampshire Health & Education Facilities Authority, Refunding RB, Dartmouth College, 5.25%, 6/01/39	1,409	1,513,593

New York — 2.8%
New York City Municipal Water Finance Authority, RB, Series FF-2, 5.50%, 6/15/40	1,110	1,214,232
Sales Tax Asset Receivable Corp., RB, Series A (AMBAC), 5.25%, 10/15/27	4,240	4,673,459

		5,887,691

North Carolina — 0.5%
North Carolina Capital Facilities Finance Agency, RB, Wake Forest University, 5.00%, 1/01/38	1,080	1,128,978

Ohio — 4.7%
State of Ohio, Refunding RB, Cleveland Clinic Health, Series A, 5.50%, 1/01/39	9,650	9,993,444

Tennessee — 1.1%
Shelby County Health Educational & Housing Facilities Board, RB, Saint Judes Children’s Research Hospital, 5.00%, 7/01/31	2,250	2,284,470

Municipal Bonds Transferred to Tender Option Bond Trusts (e)	Par (000)	Value

Texas — 2.2%
County of Harris Texas, RB, Senior Lien, Toll Road, Series A, 5.00%, 8/15/38	$4,620	$4,732,636

Virginia — 8.2%
University of Virginia, Refunding RB, General, 5.00%, 6/01/40	3,750	3,956,325
Virginia HDA, RB, Series H, Sub-Series H1, (NPFGC) 5.35%, 7/01/31	2,370	2,392,159
Virginia HDA, RB, Sub-Series H1, (NPFGC) 5.38%, 7/01/36	10,940	11,023,582

		17,372,066

Washington — 0.9%
Central Puget Sound Regional Transportation Authority, Washington, RB, Series A (AGM), 5.00%, 11/01/32	1,860	1,937,132

Wisconsin — 1.9%
Wisconsin Health & Educational Facilities Authority, Refunding RB, Froedtert & Community Health Inc., 5.25%, 4/01/39	3,959	3,958,772

Total Municipal Bonds Transferred to Tender Option Bond Trusts – 37.4%		79,258,559

Total Long-Term Investments (Cost – $332,652,612) – 157.4%		333,393,221

Short-Term Securities	Shares

FFI Institutional Tax-Exempt Fund, 0.16% (f)(g)	216,807	216,807

Total Short-Term Securities (Cost – $216,807) – 0.1%		216,807

Total Investments (Cost – $332,869,419*) – 157.5%		333,610,028
Other Assets Less Liabilities – 1.5%		3,178,351
Liability for Trust Certificates, Including Interest Expense and Fees Payable – (19.5)%		(41,309,316)
Preferred Shares, at Redemption Value – (39.5)%		(83,707,421)

Net Assets Applicable to Common Shares – 100.0%		$211,771,642

*	The cost and unrealized appreciation (depreciation) of investments as of January 31, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$291,580,953

Gross unrealized appreciation	$10,650,687
Gross unrealized depreciation	(9,910,078)

Net unrealized appreciation	$740,609

(a)	U.S. government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.

6	BlackRock MuniHoldings Fund, Inc.	January 31, 2010

Schedule of Investments (concluded)	BlackRock MuniHoldings Fund, Inc. (MHD)

(b)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(c)	Issuer filed for bankruptcy and/or is in default of interest payments.

(d)	Non-income producing security.

(e)

Securities represent bonds transferred to a tender option bond trust in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(f)	Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income

FFI Institutional Tax Exempt Fund	$(1,693,530)	$11,193

(g)	Represents the current yield as of report date.

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of January 31, 2010 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Investments in Securities

Assets

Level 1 - Short-Term Securities	$216,807
Level 2 - Long-Term Investments[1]	333,393,221
Level 3	—

Total	$333,610,028

[1]See above Schedule of Investments for values in each state or political subdivision..

BlackRock MuniHoldings Fund, Inc.	January 31, 2010	7

Item 2 –	Controls and Procedures

2(a) –

The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13(a)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniHoldings Fund, Inc.

By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
BlackRock MuniHoldings Fund, Inc.

Date: March 19, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock MuniHoldings Fund, Inc.

Date: March 19, 2010

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniHoldings Fund, Inc.

Date: March 19, 2010